DEFERRED REVENUE	12 Months Ended
Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUE
11. DEFERRED REVENUE

	As of December 31,
	2018	2019
	RMB	RMB
Deferred merchandise revenue	337,166	129,224
Deferred membership program revenue	209,809	42,438
Deferred marketplace revenue	—	9,800
Deferred other revenue	—	366

	546,975	181,828

The revenue recognized in the years ended December 31, 2017, 2018 and 2019 that was included in deferred revenue as of the beginning of each respective period were RMB 112,295, RMB 323,551 and RMB 546,975, respectively.